CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities
Net (loss) income	[1],[2]	$ (92,452,828)		$ (21,819,431)		$ 4,477,977
Adjustments to reconcile net loss to cash provided by operating activities:
Equity based compensation	[2]	501,147		0		3,838,842
Depreciation, depletion, accretion and amortization	[2]	72,315,398		74,498,573		36,365,598
Amortization of coil tubing strings	[2]	2,027,752		2,075,787		1,508,761
Amortization of debt origination costs	[2]	603,124		500,964		1,094,367
Bad debt expense	[2]	1,968,001		3,881,397		603,289
(Gain) loss on disposal of property and equipment	[2]	(701,903)		1,429,087		(341,459)
Impairment of long-lived assets	[1],[2]	1,870,885		12,124,353		0
Deferred income taxes	[2]	47,898,688		(5,717,451)		5,814,982
Changes in assets and liabilities:
Accounts receivable, net	[2]	(4,640,671)		32,027,033		(1,922,964)
Receivables from related parties	[2]	(2,462,211)		9,769,972		(26,741,370)
Inventories	[2]	(624,430)		(3,998,175)		(219,321)
Prepaid expenses and other assets	[2]	(198,461)		4,286,894		(2,220,553)
Accounts payable	[2]	1,411,822		(30,169,363)		288,195
Payables to related parties	[2]	(248,528)		(756,374)		(6,514,594)
Accrued expenses and other liabilities	[2]	2,419,880		(8,502,858)		1,942,159
Income taxes payable	[2]	770		8,277		(2,120,793)
Net cash provided by operating activities	[2]	29,688,435		69,638,685		15,853,116
Cash flows from investing activities:
Purchases of property and equipment	[2]	(11,739,706)		(28,451,999)		(112,498,579)
Purchases of property and equipment - related parties	[2]	0		0		(97,454)
Business acquisition, net of cash acquired (Note 13 and 15)	[2]	0		0		(80,881,068)
Proceeds from disposal of property and equipment	[2]	4,022,092		1,416,766		3,063,803
Other, net	[2]	0		0		2,270
Net cash used in investing activities	[2]	(7,717,614)		(27,035,233)		(190,411,028)
Cash flows from financing activities:
Borrowings on long-term debt	[2]	28,733,679		14,571,158		203,690,193
Repayments of long-term debt	[2]	(123,733,679)		(65,612,171)		(149,992,040)
Proceeds from initial public offering	[2]	105,838,750		0		0
Initial public offering costs	[2]	(2,764,089)		0		0
Debt issuance costs	[2]	0		(612,955)		(2,328,603)
Capital contributions	[2]	(5,000,000)		(3,902,711)		(12,301)
Capital contributions		0	[2]	0		134,553,502	[2]
Net cash (used in) provided by financing activities	[2]	3,074,661		(55,556,679)		185,910,751
Effect of foreign exchange rate on cash	[2]	154,237		(226,655)		(2,418,289)
Net increase (decrease) in cash and cash equivalents	[2]	25,199,719		(13,179,882)		8,934,550
Cash and cash equivalents at beginning of period	[2]	4,038,899	[3]	17,218,781	[3]	8,284,231
Cash and cash equivalents at end of period	[2],[3]	29,238,618		4,038,899		17,218,781
Supplemental disclosure of cash flow information:
Cash paid for interest	[2]	3,707,009		5,191,640		3,492,763
Cash paid for income taxes	[2]	3,587,871		3,888,470		3,709,620
Supplemental disclosure of non-cash transactions:
Acquisition of Stingray Pressure Pumping and Stingray Logistics (Note 13)	[2]	0		0		176,570,932
Purchases of property and equipment included in trade accounts payable	[2]	$ 2,788,602		$ 740,555		$ 7,047,706

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[3]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.